SCHEDULE OF CONCENTRATION OF RISK (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Percentage of revenue	3.09%	25.43%	48.03%
Accounts receivable
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Percentage of revenue	32.67%	23.71%	33.17%
Accounts receivable	$ 5,249,086
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Percentage of revenue	1.57%	7.20%	11.78%
Accounts receivable	$ 7,306
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Percentage of revenue	12.39%	28.52%	0.00%
Accounts receivable	$ 5,280,183
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer E [Member]
Concentration Risk [Line Items]
Percentage of revenue	12.56%	2.35%	0.30%
Accounts receivable	$ 715,394
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer F [Member]
Concentration Risk [Line Items]
Percentage of revenue	26.72%	1.06%	0.00%
Accounts receivable	$ 12,465,960
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	2.80%	20.93%
Accounts payable
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Percentage of revenue	9.63%	1.02%	13.05%
Accounts payable
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Percentage of revenue	31.85%	17.42%	11.88%
Accounts payable	$ 12,016,398
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor D [Member]
Concentration Risk [Line Items]
Percentage of revenue	14.87%	36.91%	0.28%
Accounts payable	$ 6,347,357
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor E [Member]
Concentration Risk [Line Items]
Percentage of revenue	17.25%	0.00%	0.00%
Accounts payable